Profit Share	6 Months Ended
Jun. 30, 2017
Profit Share [Abstract]
Profit Share

4. PROFIT SHARE

The following table indicates the total profit share earned and accrued during the three and six months ended June 30, 2017 and 2016. Profit share earned (from Unitholders' redemptions) is credited to the New Profit Memo Account as defined in the Trust’s Declaration of Trust and Trust Agreement (the “Trust Agreement”).

	Three months ended:
	June 30,	June 30,
	2017	2016
Profit share earned	$17,259	$7,978
Reversal of profit share (1)	(198,645)	(372,404)
Profit share accrued	0	646,010
Total profit share	$(181,386)	$281,584

	Six months ended:
	June 30,	June 30,
	2017	2016
Profit share earned	$18,352	$17,237
Profit share accrued	0	646,010
Total profit share	$18,352	$663,247

(1) On April 1st